AST LARGE-CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Long-Term Investments — 98.4%
Common Stocks — 95.3%
Aerospace & Defense — 2.8%
Curtiss-Wright Corp.	1,965	$623,436
General Dynamics Corp.	17,506	4,771,785
Huntington Ingalls Industries, Inc.	14,794	3,018,568
L3Harris Technologies, Inc.	6,900	1,444,239
Northrop Grumman Corp.	75,917	38,870,263
RTX Corp.	406,852	53,891,616
Textron, Inc.	51,966	3,754,543
		106,374,450
Air Freight & Logistics — 0.8%
FedEx Corp.	118,601	28,912,552
Automobile Components — 0.3%
Aptiv PLC (United Kingdom)*	50,772	3,020,934
Gentex Corp.	142,509	3,320,460
Magna International, Inc. (Canada)(a)	161,960	5,505,020
Mobileye Global, Inc. (Israel) (Class A Stock)*(a)	3,700	53,262
		11,899,676
Automobiles — 1.1%
Ford Motor Co.	406,790	4,080,104
General Motors Co.	759,790	35,732,923
		39,813,027
Banks — 8.7%
Bank of America Corp.	1,859,906	77,613,877
Citigroup, Inc.	700,445	49,724,591
Citizens Financial Group, Inc.	118,959	4,873,750
Comerica, Inc.	44,425	2,623,741
East West Bancorp, Inc.	4,219	378,698
Fifth Third Bancorp	60,532	2,372,854
First Citizens BancShares, Inc. (Class A Stock)(a)	5,749	10,659,336
First Horizon Corp.	154,593	3,002,196
Huntington Bancshares, Inc.	50,300	755,003
JPMorgan Chase & Co.	385,847	94,648,269
KeyCorp	34,600	553,254
M&T Bank Corp.	5,800	1,036,750
PNC Financial Services Group, Inc. (The)	108,744	19,113,933
Regions Financial Corp.	31,400	682,322
Truist Financial Corp.	176,420	7,259,683
U.S. Bancorp	470,722	19,873,883
Wells Fargo & Co.	466,622	33,498,793
		328,670,933
Beverages — 1.9%
Coca-Cola Co. (The)	459,200	32,887,904
Constellation Brands, Inc. (Class A Stock)(a)	27,020	4,958,710
Keurig Dr. Pepper, Inc.	91,764	3,140,164
PepsiCo, Inc.	197,501	29,613,300
		70,600,078
Biotechnology — 2.3%
AbbVie, Inc.	232,397	48,691,820
	Shares	Value
Common Stocks (continued)
Biotechnology (cont’d.)
Biogen, Inc.*	5,400	$738,936
BioMarin Pharmaceutical, Inc.*	35,449	2,505,890
Incyte Corp.*	4,495	272,172
Moderna, Inc.*	7,400	209,790
Neurocrine Biosciences, Inc.*	13,267	1,467,330
Regeneron Pharmaceuticals, Inc.	52,218	33,118,222
United Therapeutics Corp.*	3,022	931,592
		87,935,752
Broadline Retail — 0.1%
Amazon.com, Inc.*	5,335	1,015,037
eBay, Inc.	39,778	2,694,164
		3,709,201
Building Products — 0.8%
Builders FirstSource, Inc.*	12,173	1,520,895
Carrier Global Corp.	139,628	8,852,415
Johnson Controls International PLC	232,451	18,621,649
Owens Corning	9,300	1,328,226
		30,323,185
Capital Markets — 3.3%
Ameriprise Financial, Inc.	6,380	3,088,622
Bank of New York Mellon Corp. (The)	85,631	7,181,872
Blackrock, Inc.	2,472	2,339,698
Charles Schwab Corp. (The)	581,360	45,508,861
CME Group, Inc.	84,330	22,371,906
Goldman Sachs Group, Inc. (The)	35,007	19,123,974
Intercontinental Exchange, Inc.	9,549	1,647,202
Jefferies Financial Group, Inc.	38,666	2,071,338
Morgan Stanley	41,700	4,865,139
Northern Trust Corp.	19,643	1,937,782
Raymond James Financial, Inc.	20,404	2,834,320
State Street Corp.(a)	147,891	13,240,681
		126,211,395
Chemicals — 3.7%
Air Products & Chemicals, Inc.(a)	125,290	36,950,527
Axalta Coating Systems Ltd.*	106,720	3,539,902
CF Industries Holdings, Inc.	15,804	1,235,083
Chemours Co. (The)	298,621	4,040,342
Corteva, Inc.	333,921	21,013,649
Dow, Inc.	39,400	1,375,848
DuPont de Nemours, Inc.	153,808	11,486,381
Eastman Chemical Co.(a)	76,200	6,713,982
FMC Corp.(a)	51,685	2,180,590
International Flavors & Fragrances, Inc.	8,741	678,389
Linde PLC	28,723	13,374,578
LyondellBasell Industries NV (Class A Stock)(a)	18,600	1,309,440
Olin Corp.	164,787	3,994,437
PPG Industries, Inc.	97,300	10,639,755
Sherwin-Williams Co. (The)	55,326	19,319,286
Westlake Corp.	3,200	320,096
		138,172,285
A1

AST LARGE-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Commercial Services & Supplies — 0.3%
Clean Harbors, Inc.*	4,522	$891,286
Veralto Corp.	123,005	11,986,837
		12,878,123
Communications Equipment — 1.7%
Cisco Systems, Inc.	341,650	21,083,222
F5, Inc.*(a)	58,660	15,619,398
Motorola Solutions, Inc.	44,882	19,649,788
Telefonaktiebolaget LM Ericsson (Sweden), ADR(a)	1,188,342	9,221,534
		65,573,942
Construction & Engineering — 0.0%
Quanta Services, Inc.	801	203,598
Construction Materials — 1.1%
CRH PLC	217,100	19,098,287
Martin Marietta Materials, Inc.	41,882	20,025,041
Vulcan Materials Co.	11,700	2,729,610
		41,852,938
Consumer Finance — 2.1%
American Express Co.	78,881	21,222,933
Capital One Financial Corp.	279,190	50,058,767
Discover Financial Services	40,272	6,874,430
SoFi Technologies, Inc.*	36,300	422,169
Synchrony Financial	38,769	2,052,431
		80,630,730
Consumer Staples Distribution & Retail — 2.3%
BJ’s Wholesale Club Holdings, Inc.*(a)	123,893	14,136,191
Casey’s General Stores, Inc.(a)	3,794	1,646,748
Dollar General Corp.	11,700	1,028,781
Dollar Tree, Inc.*	11,500	863,305
Kroger Co. (The)	77,106	5,219,305
Performance Food Group Co.*(a)	121,861	9,581,930
Target Corp.(a)	122,787	12,814,051
US Foods Holding Corp.*	23,845	1,560,894
Walmart, Inc.	438,711	38,514,439
		85,365,644
Containers & Packaging — 0.6%
Amcor PLC(a)	158,600	1,538,420
Ball Corp.	254,734	13,263,999
International Paper Co.	25,500	1,360,425
Packaging Corp. of America	9,135	1,808,913
Silgan Holdings, Inc.	72,783	3,720,667
Smurfit WestRock PLC	38,100	1,716,786
		23,409,210
Distributors — 0.0%
Genuine Parts Co.	7,700	917,378
Diversified Telecommunication Services — 1.0%
AT&T, Inc.	547,676	15,488,277
Verizon Communications, Inc.	458,311	20,788,987
		36,277,264
	Shares	Value
Common Stocks (continued)
Electric Utilities — 2.3%
Edison International	377,407	$22,236,821
NextEra Energy, Inc.	252,900	17,928,081
NRG Energy, Inc.	200,200	19,111,092
PPL Corp.	561,438	20,273,526
Southern Co. (The)	29,794	2,739,558
Xcel Energy, Inc.	57,919	4,100,086
		86,389,164
Electrical Equipment — 0.6%
AMETEK, Inc.	15,653	2,694,508
Eaton Corp. PLC	17,707	4,813,294
Emerson Electric Co.	70,489	7,728,414
nVent Electric PLC	71,367	3,741,058
Regal Rexnord Corp.	42,304	4,816,310
		23,793,584
Electronic Equipment, Instruments & Components — 0.6%
Coherent Corp.*	5,200	337,688
Corning, Inc.	117,523	5,380,203
Flex Ltd.*	33,675	1,113,969
Keysight Technologies, Inc.*	11,729	1,756,652
TD SYNNEX Corp.	29,861	3,104,350
TE Connectivity PLC (Switzerland)	56,451	7,977,655
Teledyne Technologies, Inc.*	1,601	796,834
Trimble, Inc.*	8,216	539,380
		21,006,731
Energy Equipment & Services — 0.6%
Baker Hughes Co.	164,209	7,216,986
Halliburton Co.	49,200	1,248,204
NOV, Inc.	445,384	6,778,744
Schlumberger NV(a)	111,800	4,673,240
TechnipFMC PLC (United Kingdom)	44,607	1,413,596
		21,330,770
Entertainment — 0.5%
Electronic Arts, Inc.	1,656	239,325
Liberty Media Corp.-Liberty Formula One (Class A Stock)*	800	65,176
Liberty Media Corp.-Liberty Formula One (Class C Stock)*	7,433	669,044
Take-Two Interactive Software, Inc.*	6,157	1,276,038
Walt Disney Co. (The)	140,904	13,907,225
Warner Bros Discovery, Inc.*	323,271	3,468,698
		19,625,506
Financial Services — 3.5%
Apollo Global Management, Inc.	117,000	16,021,980
Berkshire Hathaway, Inc. (Class B Stock)*	100,052	53,285,694
Block, Inc.*	29,438	1,599,366
Corebridge Financial, Inc.	149,594	4,722,683
Corpay, Inc.*(a)	29,580	10,315,138
Euronet Worldwide, Inc.*	35,689	3,813,370
Fidelity National Information Services, Inc.	178,119	13,301,927
Fiserv, Inc.*(a)	12,148	2,682,643

A2

AST LARGE-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Financial Services (cont’d.)
Global Payments, Inc.	8,900	$871,488
MGIC Investment Corp.	25,917	642,223
PayPal Holdings, Inc.*	11,766	767,731
Visa, Inc. (Class A Stock)	66,050	23,147,883
		131,172,126
Food Products — 0.8%
Archer-Daniels-Midland Co.	9,100	436,891
Conagra Brands, Inc.	67,331	1,795,718
General Mills, Inc.(a)	80,875	4,835,516
Hormel Foods Corp.	37,256	1,152,701
Kraft Heinz Co. (The)	231,074	7,031,582
Lamb Weston Holdings, Inc.(a)	37,181	1,981,747
McCormick & Co., Inc. (XLON)	17,171	1,413,345
McCormick & Co., Inc. (NYSE)	1,200	98,460
Mondelez International, Inc. (Class A Stock)(a)	125,803	8,535,734
The Campbell’s Co.(a)	23,970	956,882
Tyson Foods, Inc. (Class A Stock)	10,400	663,624
		28,902,200
Ground Transportation — 0.7%
CSX Corp.	99,118	2,917,043
J.B. Hunt Transport Services, Inc.	5,600	828,520
Norfolk Southern Corp.(a)	27,069	6,411,293
XPO, Inc.*(a)	164,601	17,707,775
		27,864,631
Health Care Equipment & Supplies — 2.1%
Abbott Laboratories	52,065	6,906,422
Align Technology, Inc.*	2,600	413,036
Baxter International, Inc.	17,415	596,116
Becton, Dickinson & Co.	136,937	31,366,789
Cooper Cos., Inc. (The)*	6,720	566,832
Edwards Lifesciences Corp.*	39,111	2,834,765
GE HealthCare Technologies, Inc.	114,166	9,214,338
Hologic, Inc.*	16,900	1,043,913
Medtronic PLC	158,077	14,204,799
STERIS PLC	6,682	1,514,475
Zimmer Biomet Holdings, Inc.	78,182	8,848,639
		77,510,124
Health Care Providers & Services — 6.8%
Cardinal Health, Inc.	59,086	8,140,278
Centene Corp.*	9,200	558,532
Cigna Group (The)	110,530	36,364,370
CVS Health Corp.	463,217	31,382,952
Elevance Health, Inc.	40,721	17,712,006
HCA Healthcare, Inc.	11,506	3,975,898
Humana, Inc.	53,894	14,260,352
Labcorp Holdings, Inc.	17,365	4,041,530
McKesson Corp.	81,823	55,066,061
Molina Healthcare, Inc.*(a)	3,000	988,170
Quest Diagnostics, Inc.	11,923	2,017,372
Tenet Healthcare Corp.*	4,839	650,846
UnitedHealth Group, Inc.	155,653	81,523,259
		256,681,626
	Shares	Value
Common Stocks (continued)
Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc.	35,504	$3,284,475
Hotels, Restaurants & Leisure — 0.6%
Carnival Corp.*	83,042	1,621,810
DraftKings, Inc. (Class A Stock)*	33,601	1,115,889
Hilton Worldwide Holdings, Inc.	60,300	13,721,265
Hyatt Hotels Corp. (Class A Stock)	1,122	137,445
Starbucks Corp.	79,143	7,763,137
		24,359,546
Household Durables — 1.2%
D.R. Horton, Inc.	52,038	6,615,591
Garmin Ltd.(a)	6,800	1,476,484
Lennar Corp. (Class A Stock)	17,591	2,019,095
Lennar Corp. (Class B Stock)	1,000	109,070
Mohawk Industries, Inc.*	53,667	6,127,698
PulteGroup, Inc.	254,973	26,211,224
Toll Brothers, Inc.	17,025	1,797,670
		44,356,832
Household Products — 0.7%
Procter & Gamble Co. (The)	155,700	26,534,394
Industrial Conglomerates — 0.5%
3M Co.	17,670	2,595,016
Honeywell International, Inc.	78,100	16,537,675
		19,132,691
Industrial REITs — 0.1%
Americold Realty Trust, Inc.	195,625	4,198,113
Lineage, Inc.(a)	23,797	1,395,218
		5,593,331
Insurance — 4.6%
Aflac, Inc.	18,373	2,042,894
Allstate Corp. (The)	113,400	23,481,738
American International Group, Inc.	344,982	29,992,735
Arch Capital Group Ltd.(a)	74,031	7,120,301
Arthur J. Gallagher & Co.	17,052	5,887,032
Chubb Ltd.	30,493	9,208,581
Cincinnati Financial Corp.	5,205	768,883
Everest Group Ltd.	1,400	508,662
Fidelity National Financial, Inc.	18,297	1,190,769
Hartford Insurance Group, Inc. (The)	62,960	7,790,041
Loews Corp.	13,888	1,276,446
Markel Group, Inc.*(a)	890	1,663,953
Marsh & McLennan Cos., Inc.	82,061	20,025,346
MetLife, Inc.	53,993	4,335,098
Oscar Health, Inc. (Class A Stock)*(a)	330,145	4,328,201
Principal Financial Group, Inc.	7,900	666,523
Progressive Corp. (The)	66,950	18,947,519
Reinsurance Group of America, Inc.	1,463	288,065
RenaissanceRe Holdings Ltd. (Bermuda)	3,790	909,600
Travelers Cos., Inc. (The)	121,252	32,066,304
Unum Group	11,897	969,130
W.R. Berkley Corp.	26,100	1,857,276
		175,325,097

A3

AST LARGE-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Interactive Media & Services — 0.7%
Alphabet, Inc. (Class A Stock)	91,441	$14,140,437
Meta Platforms, Inc. (Class A Stock)	21,934	12,641,880
		26,782,317
IT Services — 0.8%
Accenture PLC (Ireland) (Class A Stock)	63,800	19,908,152
Akamai Technologies, Inc.*	8,100	652,050
Amdocs Ltd.	33,336	3,050,244
Cognizant Technology Solutions Corp. (Class A Stock)	51,141	3,912,286
EPAM Systems, Inc.*	784	132,371
Okta, Inc.*	5,500	578,710
Twilio, Inc. (Class A Stock)*	5,300	518,923
		28,752,736
Life Sciences Tools & Services — 1.6%
Avantor, Inc.*	24,600	398,766
Bruker Corp.(a)	63,904	2,667,353
Danaher Corp.	11,727	2,404,035
ICON PLC*	1,400	244,986
IQVIA Holdings, Inc.*	9,800	1,727,740
Revvity, Inc.(a)	4,085	432,193
Thermo Fisher Scientific, Inc.	104,259	51,879,278
		59,754,351
Machinery — 3.6%
AGCO Corp.(a)	24,513	2,269,168
CNH Industrial NV(a)	382,263	4,694,190
Cummins, Inc.	27,940	8,757,514
Deere & Co.	53,252	24,993,826
Dover Corp.	9,871	1,734,137
Fortive Corp.	12,142	888,552
Gates Industrial Corp. PLC*	263,489	4,850,832
IDEX Corp.	5,170	935,615
Illinois Tool Works, Inc.(a)	41,388	10,264,638
Ingersoll Rand, Inc.	202,549	16,209,996
Nordson Corp.(a)	2,703	545,249
Otis Worldwide Corp.(a)	243,675	25,147,260
PACCAR, Inc.(a)	81,732	7,958,245
Parker-Hannifin Corp.	27,999	17,019,192
Pentair PLC	12,000	1,049,760
Snap-on, Inc.(a)	5,669	1,910,510
Stanley Black & Decker, Inc.	48,081	3,696,467
Westinghouse Air Brake Technologies Corp.	11,649	2,112,546
Xylem, Inc.	11,569	1,382,033
		136,419,730
Media — 1.8%
Charter Communications, Inc. (Class A Stock)*(a)	31,000	11,424,430
Comcast Corp. (Class A Stock)	1,310,099	48,342,653
Fox Corp. (Class A Stock)(a)	23,748	1,344,137
Fox Corp. (Class B Stock)	24,400	1,286,124
News Corp. (Class A Stock)	25,097	683,140
News Corp. (Class B Stock)	8,805	267,408
	Shares	Value
Common Stocks (continued)
Media (cont’d.)
Omnicom Group, Inc.(a)	20,044	$1,661,848
Paramount Global (Class B Stock)(a)	124,398	1,487,800
WPP PLC (United Kingdom), ADR	78,380	2,975,305
		69,472,845
Metals & Mining — 0.9%
Alcoa Corp.	96,777	2,951,698
Freeport-McMoRan, Inc.	487,100	18,441,606
Newmont Corp.	76,253	3,681,495
Nucor Corp.	13,400	1,612,556
Reliance, Inc.	4,525	1,306,594
Steel Dynamics, Inc.	42,250	5,284,630
		33,278,579
Multi-Utilities — 1.7%
Dominion Energy, Inc.(a)	177,953	9,977,825
Sempra	521,520	37,215,667
WEC Energy Group, Inc.	170,447	18,575,314
		65,768,806
Office REITs — 0.2%
Vornado Realty Trust(a)	253,000	9,358,470
Oil, Gas & Consumable Fuels — 7.4%
APA Corp.(a)	427,302	8,981,888
Chevron Corp.(a)	228,609	38,244,000
ConocoPhillips(a)	453,465	47,622,894
Coterra Energy, Inc.(a)	40,700	1,176,230
Diamondback Energy, Inc.	20,492	3,276,261
Enterprise Products Partners LP, MLP	905,523	30,914,555
EOG Resources, Inc.	28,900	3,706,136
Exxon Mobil Corp.	603,170	71,735,008
Hess Corp.	50,959	8,139,681
Kinder Morgan, Inc.	75,447	2,152,503
Marathon Petroleum Corp.	18,300	2,666,127
Murphy Oil Corp.(a)	58,374	1,657,822
Occidental Petroleum Corp.(a)	52,600	2,596,336
ONEOK, Inc.	32,200	3,194,884
Ovintiv, Inc.	97,411	4,169,191
Phillips 66(a)	15,600	1,926,288
Shell PLC	439,221	16,073,119
Shell PLC, ADR	90,573	6,637,189
Valero Energy Corp.(a)	124,211	16,404,547
Venture Global, Inc. (Class A Stock)(a)	718,152	7,396,965
Williams Cos., Inc. (The)	41,566	2,483,984
		281,155,608
Passenger Airlines — 0.9%
Copa Holdings SA (Panama) (Class A Stock)	10,996	1,016,690
Delta Air Lines, Inc.	69,200	3,017,120
Southwest Airlines Co.	788,185	26,467,253
United Airlines Holdings, Inc.*	35,100	2,423,655
		32,924,718
Personal Care Products — 0.2%
Estee Lauder Cos., Inc. (The) (Class A Stock)	4,236	279,576

A4

AST LARGE-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Personal Care Products (cont’d.)
Kenvue, Inc.	197,795	$4,743,124
Unilever PLC (United Kingdom), ADR(a)	64,333	3,831,030
		8,853,730
Pharmaceuticals — 3.7%
AstraZeneca PLC (United Kingdom), ADR	224,200	16,478,700
Bristol-Myers Squibb Co.	164,099	10,008,398
GSK PLC, ADR(a)	81,321	3,150,375
Haleon PLC, ADR(a)	1,613,524	16,603,162
Johnson & Johnson	218,015	36,155,607
Merck & Co., Inc.(a)	245,184	22,007,716
Novo Nordisk A/S (Denmark), ADR(a)	131,670	9,143,165
Pfizer, Inc.	205,321	5,202,834
Royalty Pharma PLC (Class A Stock)	14,882	463,277
Sanofi SA	179,037	19,823,316
Sanofi SA, ADR	25,169	1,395,873
Viatris, Inc.	31,225	271,970
		140,704,393
Professional Services — 0.3%
Genpact Ltd.	66,353	3,342,864
Jacobs Solutions, Inc.	4,500	544,005
Leidos Holdings, Inc.(a)	14,073	1,899,011
SS&C Technologies Holdings, Inc.	21,358	1,784,034
TransUnion	32,994	2,738,172
		10,308,086
Real Estate Management & Development — 0.2%
CBRE Group, Inc. (Class A Stock)*	24,253	3,171,807
CoStar Group, Inc.*(a)	7,400	586,302
Zillow Group, Inc. (Class A Stock)*	2,000	133,720
Zillow Group, Inc. (Class C Stock)*	34,330	2,353,665
		6,245,494
Residential REITs — 0.3%
American Homes 4 Rent (Class A Stock)	129,242	4,886,640
Equity LifeStyle Properties, Inc.	70,785	4,721,360
		9,608,000
Semiconductors & Semiconductor Equipment — 2.5%
Advanced Micro Devices, Inc.*	27,955	2,872,097
Analog Devices, Inc.	9,200	1,855,364
Broadcom, Inc.	86,266	14,443,516
Entegris, Inc.	10,181	890,634
First Solar, Inc.*(a)	11,002	1,390,983
GLOBALFOUNDRIES, Inc.*	6,100	225,151
Intel Corp.	1,162,110	26,391,518
Microchip Technology, Inc.	462,494	22,389,335
Micron Technology, Inc.	38,400	3,336,576
ON Semiconductor Corp.*(a)	26,000	1,057,940
QUALCOMM, Inc.	125,600	19,293,416
Skyworks Solutions, Inc.	5,900	381,317
		94,527,847
	Shares	Value
Common Stocks (continued)
Software — 1.4%
Microsoft Corp.	96,630	$36,273,936
Oracle Corp.	80,000	11,184,800
Roper Technologies, Inc.(a)	2,467	1,454,494
Salesforce, Inc.	15,600	4,186,416
Zoom Communications, Inc. (Class A Stock)*	8,889	655,741
		53,755,387
Specialized REITs — 1.2%
American Tower Corp.	130,150	28,320,640
Digital Realty Trust, Inc.(a)	53,501	7,666,158
Millrose Properties, Inc.*	2,794	74,069
SBA Communications Corp.	36,358	7,999,124
		44,059,991
Specialty Retail — 1.1%
Best Buy Co., Inc.(a)	25,360	1,866,750
Home Depot, Inc. (The)	47,201	17,298,694
Murphy USA, Inc.	10,432	4,901,058
O’Reilly Automotive, Inc.*	11,273	16,149,474
		40,215,976
Technology Hardware, Storage & Peripherals — 0.6%
Hewlett Packard Enterprise Co.	89,810	1,385,768
Sandisk Corp.*	8,466	403,066
Seagate Technology Holdings PLC	170,659	14,497,482
Western Digital Corp.*	198,348	8,019,210
		24,305,526
Textiles, Apparel & Luxury Goods — 0.2%
Kontoor Brands, Inc.	30,295	1,942,818
Lululemon Athletica, Inc.*	17,400	4,925,244
Tapestry, Inc.	16,311	1,148,458
		8,016,520
Tobacco — 1.4%
Philip Morris International, Inc.	325,014	51,589,472
Trading Companies & Distributors — 0.6%
AerCap Holdings NV (Ireland)	73,555	7,515,114
United Rentals, Inc.	20,059	12,570,975
WESCO International, Inc.	9,608	1,492,123
		21,578,212
Wireless Telecommunication Services — 0.8%
T-Mobile US, Inc.	118,850	31,698,484

Total Common Stocks (cost $3,567,402,502)		3,601,729,467
Unaffiliated Exchange-Traded Funds — 3.1%
iShares Russell 1000 Value ETF	433,731	81,610,825
SPDR Portfolio S&P 500 Value ETF	683,426	34,902,566

Total Unaffiliated Exchange-Traded Funds (cost $107,672,496)		116,513,391

Total Long-Term Investments (cost $3,675,074,998)		3,718,242,858

A5

AST LARGE-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value

Short-Term Investments — 8.1%
Affiliated Mutual Funds — 8.1%
PGIM Core Government Money Market Fund (7-day effective yield 4.488%)(wb)	55,192,112	$55,192,112
PGIM Institutional Money Market Fund (7-day effective yield 4.548%) (cost $249,500,252; includes $248,562,950 of cash collateral for securities on loan)(b)(wb)	249,652,916	249,503,124

Total Affiliated Mutual Funds (cost $304,692,364)		304,695,236

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligations(h)(n) — 0.0%
U.S. Treasury Bills
4.232%	05/15/25	825	820,731
4.249%	05/20/25	150	149,138

Total U.S. Treasury Obligations (cost $969,904)				969,869

Total Short-Term Investments (cost $305,662,268)				305,665,105

TOTAL INVESTMENTS—106.5% (cost $3,980,737,266)				4,023,907,963

Liabilities in excess of other assets(z) — (6.5)%				(245,462,941)

Net Assets — 100.0%				$3,778,445,022

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
EUR	Euro
GBP	British Pound

ADR	American Depositary Receipt
CITI	Citibank, N.A.
ETF	Exchange-Traded Fund
GSI	Goldman Sachs International
LP	Limited Partnership
MLP	Master Limited Partnership
MSI	Morgan Stanley & Co International PLC
NYSE	New York Stock Exchange
OTC	Over-the-counter
REITs	Real Estate Investment Trust
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depositary Receipts
WBC	Westpac Banking Corp.
XLON	London Stock Exchange

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $245,252,466; cash collateral of $248,562,950 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Forward foreign currency exchange contracts outstanding at March 31, 2025:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 06/18/25	MSI	EUR	868	$919,614	$942,951	$23,337	$—
Expiring 06/18/25	WBC	EUR	1,901	2,004,412	2,064,132	59,720	—
Expiring 06/18/25	WBC	EUR	1,819	1,983,987	1,975,397	—	(8,590)
Expiring 06/18/25	WBC	EUR	1,782	1,930,773	1,935,211	4,438	—
				$6,838,786	$6,917,691	87,495	(8,590)

A6

AST LARGE-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2025 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 06/18/25	CITI	GBP	21,807	$27,987,427	$28,167,143	$—	$(179,716)
Euro,
Expiring 06/18/25	GSI	EUR	17,970	19,352,846	19,517,525	—	(164,679)
Expiring 06/18/25	WBC	EUR	2,911	3,133,962	3,161,417	—	(27,455)
				$50,474,235	$50,846,085	—	(371,850)
						$87,495	$(380,440)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A7